SALES OF GOODS (Tables)	12 Months Ended
Dec. 31, 2020
SALES OF GOODS
Schedule of sales of goods

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Gasoline	711,236	699,202	557,605
Diesel	594,008	615,342	422,569
Crude oil	512,955	549,720	351,707
Basic chemical feedstock	252,158	215,773	155,687
Synthetic resin	125,977	125,658	122,313
Kerosene	168,823	191,636	72,385
Natural gas	43,205	53,839	48,121
Synthetic fiber monomers and polymers	77,572	80,100	41,640
Others(i)	336,441	368,412	277,429
	2,822,375	2,899,682	2,049,456
(i)	Others are primarily liquefied petroleum gas and other refinery and chemical byproducts and joint products.